Statement of Changes in Equity - ARS ($) $ in Millions	Issued capital [member]	Adjustment To Share Capital [Member]	Treasury shares [member]	Adjustment To Treasury Stock [Member]	Additional paid-in capital [member]	Cost Treasury Stock [Member]	Legal Reserves [Member]	Voluntary Reserve [Member]	Other reserves [member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Total
Beginning balance, value at Dec. 31, 2020	$ 875	$ 340,329	$ 31	$ 7,412	$ 4,609	$ (27,946)	$ 23,621	$ 390,734		$ (1,996)	$ (161,987)	$ 575,682
IfrsStatementLineItems [Line Items]
Ordinary Shareholders’ Meeting held on April 27, 2021								(161,987)			161,987
Other Reserve Constitution - Share-based compensation plan (Note 24)									37			37
Payment of Other Reserve Constitution - Share-based compensation plan (Note 24)		56		(56)	37				(37)
Other comprehensive results										788		788
Income for the year											(129,475)	(129,475)
Ending balance, value at Dec. 31, 2021	875	340,385	31	7,356	4,646	(27,946)	23,621	228,747		(1,208)	(129,475)	447,032
IfrsStatementLineItems [Line Items]
Other Reserve Constitution - Share-based compensation plan (Note 24)									28			28
Payment of Other Reserve Constitution - Share-based compensation plan (Note 24)		34		(34)	28				(28)
Other comprehensive results										(1,324)		(1,324)
Income for the year											(54,398)	(54,398)
Ending balance, value at Dec. 31, 2022	875	340,419	31	7,322	4,674	(27,946)	23,621	228,747		(2,532)	(183,873)	391,338
IfrsStatementLineItems [Line Items]
Other Reserve Constitution - Share-based compensation plan (Note 24)									42			42
Payment of Other Reserve Constitution - Share-based compensation plan (Note 24)		34		(34)	42				(42)
Other comprehensive results										(940)		(940)
Income for the year											48,371	48,371
Ending balance, value at Dec. 31, 2023	$ 875	$ 340,453	$ 31	$ 7,288	$ 4,716	$ (27,946)	$ 23,621	$ 228,747		$ (3,472)	$ (135,502)	$ 438,811